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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:


/s/ Glenn M. Hofsess                   Greenwich, CT             5/17/10
--------------------------             -------------             -------
           (Name)                      (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35 items

Form 13F Information Table Value Total: $381,011 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

               COLUMN 1                  COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                              VOTING    VOTING
                                         TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY
            NAME OF ISSUER                CLASS     CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      NONE
--------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                                  COM    001055102    8,181    150,685 SH          SOLE      NONE     39,414    111,271
ALLIED WRLD ASSUR COM HLDG L               SHS    G0219G203    1,276     28,440 SH          SOLE      NONE      8,172     20,268
AMERICAN RIVER BANKSHARES                  COM    029326105    4,954    620,000 SH          SOLE      NONE    620,000          0
ASSOCIATED BANC CORP                       COM    045487105   23,428  1,702,596 SH          SOLE      NONE    406,234  1,296,362
BANK OF AMERICA CORPORATION                COM    060505104   38,091  2,133,939 SH          SOLE      NONE    560,274  1,573,665
BANK COMM HLDGS                            COM    06424J103    3,548    750,000 SH          SOLE      NONE    750,000          0
BB&T CORP                                  COM    054937107   38,768  1,196,917 SH          SOLE      NONE    330,684    866,233
CHIMERA INVT CORP                          COM    16934Q109      195     50,000 SH          SOLE      NONE     50,000          0
CITIZENS SOUTH BKG CP DEL                  COM    176682102    1,096    178,200 SH          SOLE      NONE    178,200          0
COBIZ FINANCIAL INC                        COM    190897108    6,586  1,057,069 SH          SOLE      NONE    526,763    530,306
COMERICA INC                               COM    200340107   10,701    281,313 SH          SOLE      NONE     73,313    208,000
DISCOVER FINL SVCS                         COM    254709108    3,860    259,030 SH          SOLE      NONE     76,552    182,478
FIRST HORIZON NATL CORP                    COM    320517105    3,534    251,500 SH          SOLE      NONE          0    251,500
FIRST MIDWEST BANCORP DEL                  COM    320867104    6,260    462,008 SH          SOLE      NONE    462,008          0
GENWORTH FINL INC                        COM CL A 37247D106    7,532    410,674 SH          SOLE      NONE    117,590    293,084
HERITAGE FINL CORP WASH                    COM    42722X106    2,555    169,317 SH          SOLE      NONE    169,317          0
HILLTOP HOLDINGS INC                       COM    432748101    5,690    484,249 SH          SOLE      NONE     80,899    403,350
JPMORGAN CHASE & CO                        COM    46625H100   27,271    609,415 SH          SOLE      NONE    135,458    473,957
MB FINANCIAL INC NEW                       COM    55264U108       29      1,300 SH          SOLE      NONE        457        843
METLIFE INC                                COM    59156R108   14,299    329,926 SH          SOLE      NONE     94,144    235,782
MIDSOUTH BANCORP INC                       COM    598039105    5,528    335,000 SH          SOLE      NONE    228,934    106,066
NEW YORK CMNTY BANCORP INC                 COM    649445103   22,422  1,355,626 SH          SOLE      NONE    917,428    438,198
OCWEN FINL CORP                          COM NEW  675746309    4,392    396,023 SH          SOLE      NONE    105,087    290,936
ORIENTAL FINL GROUP INC                    COM    68618W100    2,363    175,000 SH          SOLE      NONE    175,000          0
PHH CORP                                 COM NEW  693320202    6,349    269,361 SH          SOLE      NONE     74,375    194,986
PRUDENTIAL FINL INC                        COM    744320102    5,965     98,600 SH          SOLE      NONE     25,825     72,775
REGIONS FINANCIAL CORP NEW                 COM    7591EP100      785    100,000 SH          SOLE      NONE          0    100,000

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
STERLING BANCORP                           COM    859158107    7,947    790,700 SH          SOLE      NONE    790,700          0
SUNTRUST BKS INC                           COM    867914103    3,614    134,900 SH          SOLE      NONE          0    134,900
SYMETRA FINL CORP                          COM    87151Q106    2,991    226,925 SH          SOLE      NONE     96,117    130,808
TFS FINL CORP                              COM    87240R107   16,689  1,250,106 SH          SOLE      NONE    490,623    759,483
UMPQUA HLDGS CORP                          COM    904214103    3,959    298,557 SH          SOLE      NONE    119,961    178,596
WASHINGTON FED INC                         COM    938824109   27,051  1,331,233 SH          SOLE      NONE    491,463    839,770
WELLS FARGO & CO NEW                       COM    949746101   40,915  1,314,758 SH          SOLE      NONE    202,061  1,112,697
WILMINGTON TRUST CORP                      COM    971807102   22,191  1,339,254 SH          SOLE      NONE    806,853    532,401
                                                             ------- ----------                             --------- ----------
                                                             381,011 20,542,621                             9,203,906 11,338,715